Exploration and evaluation of oil and gas reserves (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Exploration costs recognized in the statement of income
Geological and geophysical expenses	$ (85)	$ (183)	$ (204)	$ (274)
Exploration expenditures written off (includes dry wells and signature bonuses) (1)	(4)		(20)	(209)
Contractual penalties on local content requirements	(12)		(14)	(5)
Other exploration expenses		(2)	(1)	(10)
Total expenses	(101)	(185)	(239)	(498)
Cash used in:
Operating activities	85	185	205	284
Investment activities	225	262	502	503
Total cash used	$ 310	$ 447	$ 707	$ 787